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                         SUPPLEMENT DATED DECEMBER 29, 1998
               TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                                 DATED MAY 1, 1998
                                IQ THE SMART ANNUITY
                         FLEXIBLE PREMIUM VARIABLE ANNUITY
                     NATIONAL INTEGRITY LIFE INSURANCE COMPANY



The Prospectus and Statement of Additional Information are hereby amended as follows:

Effective immediately, the administrative and customer service offices of National Integrity Life Insurance Company have relocated. The new address is:

                    National Integrity Life Insurance Company
                    15 Matthews Street, Suite 200
                    Goshen, New York 10924



THIS SUPPLEMENT MODIFIES THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION AND SHOULD BE READ AND RETAINED.